Document and Entity Information - Dec. 31, 2014 - shares	Total
Document Information [Line Items]
Entity Registrant Name	Navios Maritime Midstream Partners LP
Trading Symbol	NAP
Entity Central Index Key	0001617049
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
General Partner Units
Document Information [Line Items]
Entity units outstanding	381,334
Limited Partner Units
Document Information [Line Items]
Entity units outstanding	9,342,692
Subordinated Partner Units
Document Information [Line Items]
Entity units outstanding	9,342,692